CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) attributable to TAT Technologies Ltd. shareholders	$ 1,432	$ 2,822		$ (1,714)
Net loss from discontinued operations		2,429		1,147
Net income (loss) from continuing operations	1,432	5,251		(567)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	2,069	1,859	[1]	1,906	[1]
Exchange differentials of loans	(1)	23		16
Write down of inventory		67
Gain (loss) on sale of property and equipment	10	(20)		(12)
Gain from change in fair value of derivatives		(27)		(399)
Interest from short-term bank deposits and restricted deposits	(128)	(11)		(48)
Provision for doubtful accounts		17		258
Share in results of affiliated company and impairment of share in affiliated company	(267)	(1,025)		3,756
Share based compensation expenses	38	3		8
Liability in respect of employee rights upon retirement	(485)	286		396
Deferred income taxes, net	1,229	71		1,712
Changes in operating assets and liabilities:
Amounts due to (from) related parties, net	5	(63)		711
Decrease (increase) in trade accounts receivable	2,730	(1,001)		(979)
Decrease (increase) in other accounts receivable, prepaid expenses and other	(833)	1,195		266
Decrease (increase) in inventories, net	(6,009)	659		(2,908)
Increase (decrease) in trade accounts payable	(509)	278		581
Increase (decrease) in other accounts payable and accrued expenses	(715)	(417)		1,197
Increase (decrease) in other long-term liabilities	(24)	58		(2)
Net cash provided by (used in) operating activities	(1,458)	7,203		5,892
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of marketable securities				1,900
Proceeds from sale of subsidiary (A)	2,176
Funds in respect of employee rights upon retirement	352	(48)		(457)
Proceeds from sale of property and equipment	19	51		50
Purchase of property and equipment	(3,021)	(2,240)		(2,147)
Investment in short-term deposit				(10,000)
Maturities of short-term deposits	5,098
Proceeds released from restricted deposits		2,307		947
Net cash provided by (used in) investing activities	4,624	70		(9,707)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans	(883)	(2,286)		(776)
Dividend paid	(2,000)			(2,500)
Repayments of short-term loans	(26)	(719)		(4,542)
Short-term credit received from a bank		26		627
Repurchase of treasury shares				(70)
Exercise of options		43
Net cash used in financing activities	(2,909)	(2,936)		(7,261)
CASH FLOWS FROM DISCONTINUED OPERATIONS:
Cash provided by operating activities of discontinued operations		685		2,054
Cash provided by investing activities of discontinued operations		(31)		(226)
Cash used in financing activities of discontinued operations		(304)		(285)
Effect of exchange rate changes on cash and cash equivalents of discontinued operations		164		90
Net cash provided by discontinued operations		514		1,633
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	257	4,851		(9,443)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	22,637	17,786		27,229
CASH AND CASH EQUIVALENTS AT END OF YEAR	22,894	22,637		17,786
LESS - CASH AND CASH EQUIVALENT OF DISCONTINUED OPERATIONS AT END OF YEAR		2,823		2,309
CASH AND CASH EQUIVALENTS OF CONTINUING OPERATIONS AT END OF YEAR	22,894	19,814		15,477
Supplementary information on investing activities not involving cash flows:
Purchase of property and equipment on credit	44	590
Supplemental disclosure of cash flow information:
Interest paid	(15)	(89)		(209)
Interest received	221	177		265
Income taxes paid	(571)	(961)		(813)
Income taxes refunds	$ 613	$ 1,383		$ 780

[1]	Excluding discontinued operations for each of the years ended on December 31, 2013 and 2012.